WARRANTS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share based compensation expense	$ 0	$ 0	$ 0
Warrants expired		10,097,379